Results from financial transactions (Tables)	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Financial Transactions Results

	YTD	YTD
EUR millions	2022	2021

Net fair value change of general account financial investments at FVTPL other than derivatives	311	368

Realized gains /(losses) on financial investments	(167)	209

Gains /(losses) on investments in real estate	139	40

Net fair value change of derivatives	(3,271)	(1,269)

Net fair value change on for account of policyholder financial assets at FVTPL	(40,432)	13,996

Net fair value change on investments in real estate for account of policyholders	46	10

Net foreign currency gains /(losses)	170	123

Net fair value change on borrowings and other financial liabilities	2	-

Total	(43,202)	13,477